INCOME TAXES (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Income Tax Disclosure [Abstract]
Taxes on income (Tax benefit)	$ 2,225	$ (1,341)